Consortia (partnerships) in E&P activities (Tables)	12 Months Ended
Dec. 31, 2023
Consortia Partnerships In Ep Activities
Schedule of consortia formed

Consortium	Location	Petrobras interest	Partners interest	Operator	Year	Additional Information	ANP Bonus Petrobras portion (1)
Água-Marinha	Campos basin	30.0%	Petronas - 20% Quatar Energy - 20% Total Energies - 30%	Petrobras	2023	1st Cycle of Permanent Offer for Production Sharing	4
Sudoeste de Sagitário	Santos basin	60.0%	Shell - 40%	Petrobras	2023	1st Cycle of Permanent Offer for Production Sharing	40
Atapu	Santos basin	52.5%	Shell - 25% TotalEnergies - 22.5%	Petrobras	2022	Production sharing	402
Sépia	Santos basin	30.0%	TotalEnergies - 28% Petronas - 21% QP - 21%	Petrobras	2022	Production sharing	409
(1) PPSA manages the Production Sharing Agreements.

Schedule of production referring to petrobras's participation

Field	Location	Petrobras interest	Partners interest	Petrobras production portion in 2023 (kboed)	Regime
Tupi	Santos basin pre-salt	65%	Shell - 25% Petrogal - 10%	705	Concession
Búzios	Santos basin pre-salt	85%	CNODC - 10% CNOOC - 5%	488	Production sharing
Roncador	Campos basin	75%	Equinor - 25%	105	Concession
Sapinhoá	Santos basin pre-salt	45%	Shell - 30% Repsol Sinopec - 25%	98	Concession
Mero	Santos basin pre-salt	40%	TotalEnergies - 20% Shell - 20% CNODC - 10% CNOOC – 10%	96	Production sharing
Atapu	Santos basin pre-salt	52.5%	Shell - 25% TotalEnergies - 22.5%	45	Production sharing
Sépia	Santos basin pre-salt	30%	TotalEnergies - 28% Petronas - 21% Qatar - 21%	35	Production sharing
Sururu	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	32	Concession
Berbigão	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	28	Concession
Tartaruga Verde	Campos basin	50%	Petronas - 50%	28	Concession
Total				1,660

Schedule of reimbursements payable relating to the execution

	2023	2022
Opening balance	407	364
Additions/(Write-offs) on PP&E	17	(7)
Payments made	(56)	−
Other income and expenses	62	26
Translation adjustments	32	24
Closing balance	462	407
(1) Berbigão, Sururu, Albacora Leste and others